Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Nov. 16, 2012	Jul. 31, 2012	Jul. 31, 2011	May. 20, 2011	Jul. 20, 2001
Shares of CBI owned by former business associate					50.00%
Shares of CBI owned by Company					50.00%
Termination Of Employee
Value of damages sought			$ 7,000,000
Counterclaim proceeding				$ 2,300,000
Lawsuit filing date			20-May-11
Name of Plaintiff			Ms. Perri
Breach of contract and detinue
Value of damages sought			$ 550,000
Counterclaim proceeding			$ 200,000
Lawsuit filing date			1-Jun-11
Name of Plaintiff			Golden Bull Estates
Punitive Damages
Value of damages sought			$ 50,000
Damages for Unpaid Invoices
Value of damages sought		$ 429,000
Lawsuit filing date		31-Dec-11
Name of Plaintiff		Vendor
Settlement of litigation	$ 125,000
Interest per annum, failure to pay settlement	3.00%	3.00%
Fixed cost per annum, failure to pay settlement	$ 25,000	$ 25,000